Commitments - Operating leases (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating leases
Future minimum sub-lease rental received for non-cancellable operating leases for land and buildings	£ 42	£ 56
Minimum lease rental payments included in consolidated income statements	139	123
Expected to be settled within one year
Operating leases
Future minimum lease payments for non-cancellable operating leases	120	113
1 to 5 years
Operating leases
Future minimum lease payments for non-cancellable operating leases	404	284
Over 5 years
Operating leases
Future minimum lease payments for non-cancellable operating leases	£ 408	£ 118